LOANS RECEIVABLE (Details)	12 Months Ended
	Jul. 31, 2018 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)
LOANS RECEIVABLE
Short-term loan receivable		$ 0	¥ 18,743,157	$ 2,750,078
Interest rate (in percent)	5.00%
Interest income	$ 15,536